Earnings per share (Details 1) - Diluted [Member] $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 ARS ($) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 ARS ($) $ / shares shares
Statement [Line Items]
Profit (loss) for the year per share attributable to equity holders of the parent	$ 78,460	$ 162,990		$ 297,052
Weighted average number of ordinary shares outstanding	702	685		679
Diluted earnings per share | (per share)	$ 111.80		$ 237.94	$ 437.48